SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable-non retention	$ 2,261,766	$ 2,085,782
Retention receivable	2,517,014	2,974,676
Total	4,778,780	5,060,458
Less: Allowance for credit loss	(4,702,314)	(2,033,896)
Account receivable, net	76,466	3,026,562
Less: Current portion	67,897	1,203,375
Non-current portion	$ 8,569	$ 1,823,187